SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Electricity revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net revenues	$ 5,277,169	$ 3,476,495	$ 3,200,583
Electricity
Disaggregation of Revenue [Line Items]
Net revenues	29,420	9,706	5,866
CSI Solar Segment | Electricity
Disaggregation of Revenue [Line Items]
Net revenues	15,302	9,077	$ 5,866
Global Energy Segment | Electricity
Disaggregation of Revenue [Line Items]
Net revenues	$ 14,118	$ 629